Infrastructure Capital Bond Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

CORPORATE BONDS - 62.2%	Par	Value
Agricultural Operations - 2.9%
Land O' Lakes, Inc., 7.25%, Perpetual Maturity (b)	$556,000	$478,031

All Other Business Support Services - 4.3%
Crescent Energy Finance LLC, 7.38%, 01/15/2033 (a)(b)	476,000	465,469
Noble Finance II LLC, 8.00%, 04/15/2030 (a)(b)	230,000	238,377
		703,846

Automobiles - 2.5%
Ford Motor Co., 7.70%, 05/15/2097 (b)	172,000	176,092
General Motors Financial Co., Inc., 5.75% to 09/30/2027 then 3 mo. SOFR + 3.60%, Perpetual Maturity (b)(c)	241,000	236,061
		412,153

Banks - 2.7%
BW Real Estate, Inc., 9.50% to 03/30/2030 then 5 yr. CMT Rate + 5.40%, Perpetual Maturity (a)(b)(c)	438,000	444,722

Broadline Retail - 1.8%
Kohl's Corp., 6.00%, 01/15/2033 (b)	400,000	294,000

Chemicals - 2.1%
Chemours Co., 8.00%, 01/15/2033 (a)(b)	353,000	345,554

Electric Utilities - 1.4%
NRG Energy, Inc., 10.25% to 03/15/2028 then 5 yr. CMT Rate + 5.92%, Perpetual Maturity (a)(b)(c)	208,000	229,429

General Medical and Surgical Hospitals - 1.4%
HCA, Inc., 7.50%, 11/15/2095 (b)	215,000	230,346

Independent Power and Renewable Electricity Producers - 1.4%
AES Corp., 6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055 (b)(c)	236,000	228,916

Insurance - 2.6%
Lincoln National Corp., 6.80% (3 mo. Term SOFR + 2.62%), 05/17/2066	504,000	417,717

Lessors of Residential Buildings and Dwellings - 2.1%
Hudson Pacific Properties LP, 5.95%, 02/15/2028	351,000	343,891

Media - 1.5%
Paramount Global, 6.25% to 02/28/2027 then 3 mo. SOFR + 3.90%, 02/28/2057 (b)(c)	247,000	240,595

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 2.7%
Warnermedia Holdings, Inc., 5.39%, 03/15/2062 (b)	805,000	434,298

Miscellaneous Financial Investment Activities - 1.4%
PPL Capital Funding, Inc., 7.22% (3 mo. Term SOFR + 2.93%), 03/30/2067 (b)	234,000	231,667

Mortgage REITs - 1.5%
Rithm Capital Corp., 8.00%, 04/01/2029 (a)(b)	234,000	239,745

Multi-Utilities - 1.5%
Algonquin Power & Utilities Corp., 4.75% to 04/18/2027 then 5 yr. CMT Rate + 3.25%, 01/18/2082 (b)(c)	246,000	239,445

Office REITs - 1.9%
Office Properties Income Trust, 9.00%, 03/31/2029 (a)(b)	307,000	306,181

Offices of Other Holding Companies - 1.5%
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (a)(b)	230,000	240,699

Oil, Gas & Consumable Fuels - 7.5%
Civitas Resources, Inc., 8.75%, 07/01/2031 (a)(b)	334,000	344,088
Kosmos Energy Ltd., 7.50%, 03/01/2028 (a)	51,000	42,888
Plains All American Pipeline LP, 8.58% (3 mo. Term SOFR + 4.37%), Perpetual Maturity	$597,000	$598,666
Vital Energy, Inc., 9.75%, 10/15/2030 (b)	220,000	229,135
		1,214,777

Petroleum Bulk Stations and Terminals - 3.0%
Genesis Energy LP / Genesis Energy Finance Corp., 7.88%, 05/15/2032 (b)	464,000	482,032

Petroleum Refineries - 1.4%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (a)(b)	236,000	228,486

Pharmaceutical Preparation Manufacturing - 2.6%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/2034 (a)(b)	479,000	432,384

Pipeline Transportation of Crude Oil - 1.4%
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (a)(b)	223,000	233,271

Real Estate Credit - 2.2%
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)(b)	320,000	355,385

Support Activities for Oil and Gas Operations - 1.5%
Talos Production, Inc., 9.38%, 02/01/2031 (a)(b)	232,000	240,605

Telecommunications Resellers - 1.5%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)(b)	256,000	244,057

Trust, Fiduciary, and Custody Activities - 2.4%
ILFC E-Capital Trust II, 6.68% (N/A), 12/21/2065 (a)(b)	455,000	390,436

Wireless Telecommunication Services - 1.5%
Vodafone Group PLC, 5.13% to 06/04/2051 then 5 yr. CMT Rate + 3.07%, 06/04/2081 (b)(c)	306,000	237,727
TOTAL CORPORATE BONDS (Cost $9,937,610)		10,120,395

BABY BONDS(d) – 19.2%	Shares	Value
Capital Markets – 1.7%
New Mountain Finance Corp., 8.25%, 11/15/2028	5,922	149,590
Trinity Capital, Inc., 7.88%, 09/30/2029	5,358	136,308
		285,898
Consumer Finance – 2.1%
Navient Corp., 6.00%, 12/15/2043	18,364	346,712

Health Care REITs – 2.7%
Diversified Healthcare Trust	–	$–
6.25%, 02/01/2046	12,984	229,817
5.63%, 08/01/2042	13,413	217,291
		447,108
Commercial Banking – 2.3%
New York Community Capital Trust V, 6.00%, 11/01/2051 (b)	9,410	367,273

Commercial Services & Supplies – 1.6%
Pitney Bowes, Inc., 6.70%, 03/07/2043	13,326	259,590

Diversified Telecommunications Services – 2.0%
Qwest Corp., 6.75%, 06/15/2057	16,267	323,713

Mortgage REITs – 6.7%
AG Mortgage Investment Trust, Inc.	–	$–
9.50%, 02/15/2029	2,788	71,066
9.50%, 05/15/2029	2,667	67,608
Angel Oak Mortgage REIT, Inc., 9.50%, 07/30/2029	5,355	136,660
Chimera Investment Corp., 9.00%, 05/15/2029	5,338	135,158
MFA Financial, Inc., 8.88%, 02/15/2029	11,080	$278,773
New York Mortgage Trust, Inc., 9.13%, 07/01/2029	10,724	269,172
Redwood Trust, Inc., 9.00%, 09/01/2029	5,350	128,935
		1,087,372
Office REITs – 0.1%
Office Properties Income Trust, Series 0000, 6.38%, 06/23/2050	1,584	10,629
TOTAL BABY BONDS (Cost $3,029,934)		3,128,295

PREFERRED STOCKS – 17.8%	Shares	Value
Banks - 1.9%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity (c)	6,284	155,026
Valley National Bancorp, Series B, 8.43% (3 mo. SOFR + 3.58%), Perpetual Maturity	5,969	148,748
		303,774

Diversified REITs - 1.7%
Global Net Lease, Inc., Series D, 7.50%, Perpetual Maturity	11,840	283,331

Financial Services - 3.4%
Compass Diversified Holdings, Series C, 7.88%, Perpetual Maturity	5,349	106,873
Merchants Bancorp/IN, 7.63%, Perpetual Maturity	19,500	444,405
		551,278

Hotel & Resort REITs - 1.1%
Pebblebrook Hotel Trust, Series H, 5.70%, Perpetual Maturity	9,700	$170,623

Insurance - 2.1%
Brighthouse Financial, Inc., Series B, 6.75%, Perpetual Maturity	18,300	338,184

Mortgage REITs - 4.3%
Franklin BSP Realty Trust, Inc., Series E, 7.50%, Perpetual Maturity	13,311	280,862
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual Maturity	8,021	150,233
Rithm Capital Corp., Series C, 9.40% (3 mo. Term SOFR + 5.23%), Perpetual Maturity	5,223	129,374
Two Harbors Investment Corp., Series A, 8.13% to 04/27/2027 then 3 mo. SOFR + 5.66%, Perpetual Maturity (c)	5,756	133,539
		694,008

Office REITs - 1.0%
Vornado Realty Trust, Series L, 5.40%, Perpetual Maturity	9,444	170,181

Oil, Gas & Consumable Fuels - 1.4%
Energy Transfer LP, Series I, 9.25%, Perpetual Maturity	20,741	237,692

Wireless Telecommunication Services - 0.9%
Telephone and Data Systems, Inc., Series VV, 6.00%, Perpetual Maturity	7,959	148,833
TOTAL PREFERRED STOCKS (Cost $2,881,739)		2,897,904

EXCHANGE TRADED FUNDS - 0.4%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	384	31,051
SPDR Bloomberg High Yield Bond ETF	410	39,979
TOTAL EXCHANGE TRADED FUNDS (Cost $69,113)		71,030

SHORT-TERM INVESTMENTS- 0.1%	Shares	Value
Money Market Funds – 0.1%
First American Government Obligations Fund - Class X, 4.22%(e)	9,089	9,089
First American Treasury Obligations Fund - Class X, 4.19%(e)	9,088	9,088
TOTAL SHORT-TERM INVESTMENTS (Cost $18,177)		18,177

TOTAL INVESTMENTS - 99.7% (Cost $15,936,573)		16,235,801
Other Assets in Excess of Liabilities - 0.3%		41,653
TOTAL NET ASSETS - 100.0%		$16,277,454
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $5,021,775 or 30.9% of the Fund’s net assets.

(b)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of August 31, 2025 is $8,388,999.
(c)	This security has a fixed-to-variable rate feature.
(d)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAVs. To the extent these securities are valued at their NAVs per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Infrastructure Capital Advisors, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$10,120,395	$–	$10,120,395
Baby Bonds	3,128,295	–	–	3,128,295
Preferred Stocks	2,897,904	–	–	2,897,904
Exchange Traded Funds	71,030	–	–	71,030
Money Market Funds	18,177	–	–	18,177
Total Investments	$6,115,406	$10,120,395	$–	$16,235,801

For the period ended August 31, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3 securities. Refer to the Fund's Schedule of Investments for further information on the classification of investments.